Share Based Payments - Schedule of Share-Based Payment Expense (Details) - 2007 plan and CommIT Solution 2022 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Payment Expense [Line Items]
Selling and marketing expenses		$ (225)	$ (56)
General and administrative expenses	1,607	4,023	2,135
Total	$ 1,607	$ 3,798	$ 2,079